Capitalization and Management Incentive Units - Class D Units (Details) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 14, 2019	Nov. 04, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Units [Line Items]
Repayments of bridge loans			$ 67,216	$ 1,493,221	$ 14,586,891
Transaction closing costs					$ 2,958,446
Class D Preferred Units
Preferred Units [Line Items]
Total funding commitments received	$ 50,000,000.0	$ 50,000,000.0
Number of units issued (in shares)	16,130,034	16,130,034			16,130,034
Preferred return	8.00%	0.08%
Transaction closing costs	$ 2,958,446	$ 2,958,446			$ 2,958,446
Units Subject to Possible Redemption, authorized			16,130,034	16,130,034	16,130,034
Units Subject to Possible Redemption, outstanding			16,130,034	16,130,034	16,130,034
Class D Preferred Units | LTD-A
Preferred Units [Line Items]
Repayments of bridge loans	$ 16,752,354	$ 16,752,354